Digital Assets - Schedule of Digital Assets (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Digital Assets [Line Items]
Digital assets	$ 740,586	$ 740,586
Impairment	(740,586)	(600,000)
Total digital assets		140,586
NFT A [Member]
Schedule of Digital Assets [Line Items]
Digital assets	140,586	140,586
NFT B [Member]
Schedule of Digital Assets [Line Items]
Digital assets	$ 600,000	$ 600,000